STOCKHOLDERS' EQUITY (Details Textuals)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Reserves [Line Items]
Stock Bonus Percentage		10
Minimum Mandatory Dividend Percentage	25
Minimum Requirement of Legal Reserve to be Maintained	5
Composition of Dividend Equalization Reserve	Dividend Equalization Reserve - The reserve has the purpose of paying dividends, including interest on stockholders' equity, with the objective of maintaining a payment flow to stockholders. The reserve is composed of: (a) up to 50% of net income for the fiscal year; (b) up to 100% of revaluation reserves in the statutory books that have been realized; and (c) up to 100% of the amount of prior years' adjustments recorded directly in stockholders' equity in the statutory books, and is reduced by the amounts of anticipated dividends.
Maximum Limit of Dividend Equalization Reserve	40% of capital stock in the statutory books
Composition of Reserve for Increase in Working Capital	20% of net income for the fiscal year
Maximum Limit of Reserve for Increase in Working Capital	30% of capital stock in the statutory books
Composition of Reserve for Increase in Interest in Investees	50% of net income for the fiscal year
Maximum Limit of Reserve for Increase in Interest in Investees	30% of capital stock in the statutory books